Note 3 - Share-Based Payments (Details) - Stock Option Activity (USD $)	1 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Dec. 31, 2013
Stock Option Activity [Abstract]
Balances, December 31, 2012			673,000
Balances, December 31, 2012			231,000
Balances, December 31, 2012 (in Dollars per share)			$ 8.12
Additional shares reserved			155,000
Granted	(5,000)	(5,000)	(15,000)
Granted	5,000	5,000	15,000
Granted (in Dollars per share)	$ 3.15	$ 3.56	$ 3.56
Canceled/forfeited			152,000
Canceled/forfeited			(152,000)
Canceled/forfeited (in Dollars per share)			$ 8.54
Balances, December 31, 2013			965,000
Balances, December 31, 2013			94,000
Balances, December 31, 2013 (in Dollars per share)			$ 5.42